Offerings	Jun. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	5,602,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 5,602,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 857.67
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $14,233,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	8,631,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 8,631,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,321.41
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $14,233,000.